LEASES (Tables)	6 Months Ended
Jun. 30, 2019
LEASES
Summary of items of income and expense related to the Company's leases

		Six months ended
	Classification	30 June 2019

Total Lease Cost
Depreciation charge for right-of-use assets:
Compression	Lease operating and workover expenses	1,171
Drilling rig	(1)	-
Land right of way and surface use	Lease operating and workover expenses	40
Office facilities and equipment	General and administrative expense	338
Other production equipment	Lease operating and workover expenses	366
Total depreciation charge for right-of-use assets:		1,915
Interest on lease liabilities	Finance costs, net of amounts capitalised	128
Total lease cost		2,043

Short-term lease expense		671
Sublease income		149

(1)

Depreciation of $4,166 was capitalized to development and production assets on the condensed consolidated statement of financial position and will be depleted in accordance with the Company’s policies.

Schedule of carrying amounts of the right-of-use assets

Leases	30 June 2019
Compression	7,563
Drilling rig	3,642
Land right of way and surface use	819
Office facilities and equipment	367
Other production equipment	725
Total right-of-use assets	13,116

Schedule of lease obligations

30 June 2019
Less than 1 year	7,370
1-3 years	4,339
3-5 years	1,800
More than 5 years	948
Total lease payments	14,457
Less: interest	(1,294)
Total discounted lease payments	13,163